Quarterly Holdings Report
for
Fidelity Freedom® Blend 2025 Fund
June 30, 2026
FBF-Y25-NPRT1-0826
1.9892469.107
Bond Funds - 43.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	6,019,531	60,195,314
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	30,373,655	232,662,197
Fidelity Series Corporate Bond Fund (b)	12,982,375	121,385,202
Fidelity Series Emerging Markets Debt Fund (b)	1,585,383	13,745,274
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	366,323	3,535,014
Fidelity Series Floating Rate High Income Fund (b)	251,175	2,177,691
Fidelity Series Government Bond Index Fund (b)	22,419,421	203,792,538
Fidelity Series High Income Fund (b)	1,481,605	13,245,550
Fidelity Series International Developed Markets Bond Index Fund (b)	15,155,053	129,424,151
Fidelity Series Investment Grade Bond Fund (b)	18,597,626	187,278,095
Fidelity Series Investment Grade Securitized Fund (b)	12,311,337	111,540,712
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,022,441	80,069,610
Fidelity Series Real Estate Income Fund (b)	229,415	2,321,676
TOTAL BOND FUNDS (Cost $1,226,115,063)		1,161,373,024

Domestic Equity Funds - 31.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	7,222,988	196,754,196
Fidelity Series Commodity Strategy Fund (b)	50,600	5,424,809
Fidelity Series Large Cap Growth Index Fund (b)	4,016,593	125,639,041
Fidelity Series Large Cap Stock Fund (b)	4,299,563	126,923,093
Fidelity Series Large Cap Value Index Fund (b)	10,991,606	232,802,219
Fidelity Series Small Cap Core Fund (b)	2,400,676	38,986,984
Fidelity Series Small Cap Opportunities Fund (b)	1,233,543	24,929,898
Fidelity Series Value Discovery Fund (b)	4,475,215	83,507,517
TOTAL DOMESTIC EQUITY FUNDS (Cost $487,788,733)		834,967,757

International Equity Funds - 25.6%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,520,975	52,738,799
Fidelity Series Canada Index Fund (b)	1,662,676	16,626,759
Fidelity Series Emerging Markets Fund (b)	3,244,692	49,513,997
Fidelity Series Emerging Markets Opportunities Fund (b)	6,224,082	200,041,985
Fidelity Series International Growth Fund (b)	4,797,296	103,477,665
Fidelity Series International Index Fund (b)	2,376,034	39,513,440
Fidelity Series International Small Cap Fund (b)	1,117,949	21,140,408
Fidelity Series International Value Fund (b)	6,079,803	101,775,894
Fidelity Series Overseas Fund (b)	6,339,809	102,641,512
Fidelity Series Select International Small Cap Fund (b)	137,715	2,130,443
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $444,905,007)		689,600,902

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $64)	6	64

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	270,000	269,595
US Treasury Bills 0% 7/2/2026 (d)	3.63 to 3.65	1,390,000	1,389,861
US Treasury Bills 0% 7/23/2026 (d)	3.63	2,880,000	2,873,685
US Treasury Bills 0% 7/30/2026 (d)	3.62	1,320,000	1,316,177
US Treasury Bills 0% 7/9/2026 (d)	3.63	30,000	29,976
US Treasury Bills 0% 8/27/2026 (d)	3.62	150,000	149,128
US Treasury Bills 0% 8/6/2026 (d)	3.63	70,000	69,747
US Treasury Bills 0% 9/10/2026 (d)	3.66 to 3.67	520,000	516,262
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	420,000	416,683
US Treasury Bills 0% 9/3/2026 (d)	3.66	100,000	99,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,130,492)			7,130,464

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $2,987,086)	3.69	2,986,489	2,987,086

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,168,926,445)	2,696,059,297
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,283,946)
NET ASSETS - 100.0%	2,694,775,351

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,153	9/2026	129,460,281	1,023,754
CBOT US Treasury Long Bond Contracts (United States)	117	9/2026	13,228,313	317,867
ICE MSCI EAFE Index Contracts (United States)	59	9/2026	9,278,635	(13,889)
TOTAL LONG				1,327,732
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(92)	9/2026	(14,009,760)	(446,774)
CME E-Mini S&P 500 Index Contracts (United States)	(120)	9/2026	(45,289,500)	(537,739)
TOTAL SHORT				(984,513)
TOTAL FUTURES CONTRACTS				343,219

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,130,464.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,270,439	13,935,134	17,218,433	21,028	(54)	-	2,987,086	2,986,489	0.0%
Total	6,270,439	13,935,134	17,218,433	21,028	(54)	-	2,987,086

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	38,387,328	23,555,546	1,969,215	23,171	(6,082)	227,737	60,195,314	6,019,531
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	222,542,897	17,927,714	9,935,673	117,437	(1,202,473)	3,329,732	232,662,197	30,373,655
Fidelity Series Blue Chip Growth Fund	180,855,026	7,033,934	38,990,211	-	7,323,346	40,532,101	196,754,196	7,222,988
Fidelity Series Canada Fund	66,316,190	2,958,285	18,621,078	-	1,050,497	1,034,905	52,738,799	2,520,975
Fidelity Series Canada Index Fund	-	16,626,759	-	-	-	-	16,626,759	1,662,676
Fidelity Series Commodity Strategy Fund	17,180,171	498,756	11,983,740	-	1,690,717	(1,961,095)	5,424,809	50,600
Fidelity Series Corporate Bond Fund	117,114,685	9,735,005	5,526,137	1,458,547	(11,009)	72,658	121,385,202	12,982,375
Fidelity Series Emerging Markets Debt Fund	12,876,144	1,021,977	623,771	189,566	(5,153)	476,077	13,745,274	1,585,383
Fidelity Series Emerging Markets Debt Local Currency Fund	3,466,497	107,453	162,006	-	(8,688)	131,758	3,535,014	366,323
Fidelity Series Emerging Markets Fund	40,171,143	3,724,324	3,123,405	-	158,477	8,583,458	49,513,997	3,244,692
Fidelity Series Emerging Markets Opportunities Fund	163,760,762	11,657,757	15,115,557	-	1,076,708	38,662,315	200,041,985	6,224,082
Fidelity Series Floating Rate High Income Fund	2,173,819	117,896	115,725	39,259	(1,584)	3,285	2,177,691	251,175
Fidelity Series Government Bond Index Fund	196,570,137	17,900,235	9,500,154	1,912,821	(128,761)	(1,048,919)	203,792,538	22,419,421
Fidelity Series Government Money Market Fund	-	2,686,036	2,686,036	5,003	-	-	-	-
Fidelity Series High Income Fund	12,930,822	719,690	612,433	210,195	(1,422)	208,893	13,245,550	1,481,605
Fidelity Series International Developed Markets Bond Index Fund	120,325,684	13,319,367	5,258,754	1,008,633	(86,550)	1,124,404	129,424,151	15,155,053
Fidelity Series International Growth Fund	99,268,619	2,677,906	13,184,644	-	1,200,500	13,515,284	103,477,665	4,797,296
Fidelity Series International Index Fund	38,231,242	949,044	3,206,390	-	226,997	3,312,547	39,513,440	2,376,034
Fidelity Series International Small Cap Fund	24,223,702	223,249	5,370,377	-	619,296	1,444,538	21,140,408	1,117,949
Fidelity Series International Value Fund	99,483,705	4,230,039	8,299,672	-	460,016	5,901,806	101,775,894	6,079,803
Fidelity Series Investment Grade Bond Fund	181,442,324	15,308,852	8,660,723	1,953,057	(73,577)	(738,781)	187,278,095	18,597,626
Fidelity Series Investment Grade Securitized Fund	109,571,370	8,159,901	5,772,436	1,211,970	50,793	(468,916)	111,540,712	12,311,337
Fidelity Series Large Cap Growth Index Fund	115,127,122	8,391,835	17,015,873	483,632	1,583,688	17,552,269	125,639,041	4,016,593
Fidelity Series Large Cap Stock Fund	112,772,319	6,817,539	7,174,330	-	349,979	14,157,586	126,923,093	4,299,563
Fidelity Series Large Cap Value Index Fund	214,460,367	5,378,132	17,378,428	-	2,031,220	28,310,928	232,802,219	10,991,606
Fidelity Series Long-Term Treasury Bond Index Fund	69,996,223	14,119,183	3,940,875	701,007	(702,712)	597,791	80,069,610	15,022,441
Fidelity Series Overseas Fund	99,530,825	2,547,759	10,721,778	-	638,709	10,645,997	102,641,512	6,339,809
Fidelity Series Real Estate Income Fund	2,313,102	97,639	115,733	20,750	1,266	25,402	2,321,676	229,415
Fidelity Series Select International Small Cap Fund	2,020,933	20,109	98,590	-	21,334	166,657	2,130,443	137,715
Fidelity Series Short-Term Credit Fund	-	63	-	-	-	1	64	6
Fidelity Series Small Cap Core Fund	42,614,593	1,648,123	12,437,962	1,388,919	2,576,752	4,585,478	38,986,984	2,400,676
Fidelity Series Small Cap Opportunities Fund	21,205,384	1,119,260	1,480,003	-	286,123	3,799,134	24,929,898	1,233,543
Fidelity Series Treasury Bill Index Fund	-	8,058,403	8,058,403	15,872	-	-	-	-
Fidelity Series Value Discovery Fund	76,641,974	2,267,228	3,929,387	-	161,095	8,366,607	83,507,517	4,475,215
	2,503,575,109	211,604,998	251,069,499	10,739,839	19,279,502	202,551,637	2,685,941,747

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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